Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 727,000.00
Previously Paid Amount	0.00
Total Fee Amount	100.40
Total Offset Amount	0.00
Net Fee	100.40
Narrative - Max Aggregate Offering Price	$ 727,000.00
Final Prospectus	true